CONSTRUCTION LOANS (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Capitalization, Long-term Debt [Line Items]
Debt instrument face amount	$ 27,523,700	$ 10,092,500	$ 9,647,700
Book value of collateralized real estate	$ 85,217,800	$ 20,370,300	$ 24,826,700
Construction Loans [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Debt instrument term	1 year	1 year
Construction Loans [Member] | Minimum [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Debt instrument interest rate percentage	5.00%	8.00%
Construction Loans [Member] | Maximum [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Debt instrument interest rate percentage	39.00%	40.00%